Capital Stock (Stock Options Activity Before Dec 8, 2016) (Details) - Stock Options - $ / shares		8 Months Ended	12 Months Ended
	Dec. 08, 2016	Dec. 07, 2016	Mar. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding, beginning of period (in shares)	19,393,516	16,093,896	13,214,696
Granted (in shares)		5,997,539	3,538,346
Exercised (in shares)		(2,145,852)	(640,008)
Forfeited or expired (in shares)		(552,067)	(19,138)
Reclassification of common shares to newly issued Class A voting shares and Class B non-voting shares (in shares)	(19,393,516)
Outstanding, end of period (in shares)	0	19,393,516	16,093,896
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Outstanding, Weighted Average Exercise Price (in usd per share)	$ 24.80	$ 23.83	$ 21.26
Granted, Weighted Average Exercise Price (in usd per share)		22.73	31.50
Exercised, Weighted Average Exercise Price (in usd per share)		9.78	13.01
Forfeited or expired, Weighted Average Exercise Price (in usd per share)		32.39	26.54
Outstanding, Weighted Average Exercise Price (in usd per share)		$ 24.80	$ 23.83